Other Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Expenses [Abstract]
Schedule of Other Expenses
	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB
Advertising and promotion expenses	32,412,727	49,828,134	13,653,838
Consulting fees	12,016,260	17,480,308	12,058,142
Entertainment and travelling expenses	9,740,873	15,252,790	14,811,438
Office and commute expenses	7,791,694	10,792,783	10,117,559
Post-loan management expenses	-	10,481,523	99,368,411
Directors and officers liability insurance	3,474,151	3,613,489	919,443
Communication expenses	2,424,242	2,826,369	2,784,808
Research and development expenses	760,465	1,791,754	1,010,223
Depreciation and amortization	2,244,279	1,753,032	11,540,878
Litigation and attorney fees	7,680,633	1,714,117	18,877,828
Others	7,344,173	5,986,473	2,180,166

Total	85,889,497	121,520,772	187,322,734